Premises and Equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Premises and Equipment [Abstract]
Depreciation expense	$ 895	$ 922
Rent expense	$ 470	$ 405